Pay vs Performance Disclosure	12 Months Ended
	Dec. 28, 2024 USD ($) $ / shares	Dec. 30, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Jan. 01, 2022 USD ($) $ / shares	Jan. 02, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year(1) (a)	Summary Compensation Table Total for PEO(3) (b)	Compensation Actually Paid to PEO (c)	Average Summary CompensationTable Total for Non-PEO NEOs(3) (d)	Average CompensationActually Paid to Non-PEO NEOs (e)	KTB Total Shareholder Return (f)	S&P 1500 Apparel Retail Index Total Shareholder Return (g)	KTB GAAP Net Income ($) (h)	KTB Adjusted EPS(2) (i)

2024	$12,586,582	$23,722,439	$3,129,048	$5,080,402	$238.47	$202.59	$245,802,000	$4.89
2023	$9,941,061	$18,546,137	$2,717,892	$4,536,644	$169.98	$161.65	$230,994,000	$4.26
2022	$11,412,428	$10,073,865	$3,175,275	$3,019,955	$104.55	$130.00	$245,493,000	$4.49
2021	$9,979,870	$15,136,974	$2,375,813	$2,968,532	$127.77	$131.74	$195,423,000	$4.28
2020	$6,222,014	$5,245,625	$1,742,947	$1,477,039	$98.08	$112.02	$67,923,000	$2.61

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote	Our Chief Executive Officer, Scott H. Baxter, served as our Principal Executive Officer (“PEO”) in 2024, 2023, 2022, 2021 and 2020. Our other NEOs (“Non-PEO NEOs”) included:
a.For 2024, Joseph A. Alkire, Jennifer H. Broyles, Thomas L. Doerr, Jr, and Thomas E. Waldron.
b.For 2023, Joseph A. Alkire (who served for four months in 2023), Thomas L. Doerr, Jr, Thomas E. Waldron, Christopher M. Waldeck, and Rustin E. Welton.
c.For 2022, Thomas L. Doerr, Jr. (who served for seven months in 2022), Thomas E. Waldron, Christopher M. Waldeck, and Rustin E. Welton.
d.For 2021, Laurel E. Krueger (who served for eight months in 2021), Thomas E. Waldron, Christopher M. Waldeck, and Rustin E. Welton.
e.For 2020, Laurel E. Krueger, Thomas E. Waldron, Christopher M. Waldeck, and Rustin E. Welton.

PEO Total Compensation Amount	$ 12,586,582	$ 9,941,061	$ 11,412,428	$ 9,979,870	$ 6,222,014
PEO Actually Paid Compensation Amount	$ 23,722,439	18,546,137	10,073,865	15,136,974	5,245,625
Adjustment To PEO Compensation, Footnote	For each year, the values included in columns (c) and (e) for the compensation actually paid to our PEO and the average compensation paid to our non-PEO NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

	2024
Reconciliation of Summary Compensation Totals and Compensation Actual Paid	PEO	Average Non-PEO NEOs

Summary Compensation Table Total (columns (b) and (d))	$12,586,582	$3,129,048
Less Stock Award and Option Award Values Reported in Summary Compensation Table for the Fiscal Year	$7,664,320	$1,411,388
Plus Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at End of Fiscal Year	$13,311,619	$2,356,249
Plus (Less) Change in Fair Value of Equity Awards Granted in Any Prior Year that are Outstanding and Unvested at End of Fiscal Year	$3,781,733	$684,802
Plus Fair Value of Equity Awards Granted and Vested During the Fiscal Year	$0	$0
Plus (Less) Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Fiscal Year	$920,913	$197,228

	2024
Reconciliation of Summary Compensation Totals and Compensation Actual Paid	PEO	Average Non-PEO NEOs

Less Fair Value of Equity Awards Granted in Prior Year that were Forfeited During the Fiscal Year	$0	$0
Plus Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$785,912	$124,463
Compensation Actually Paid	$23,722,439	$5,080,402

Non-PEO NEO Average Total Compensation Amount	$ 3,129,048	2,717,892	3,175,275	2,375,813	1,742,947
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,080,402	4,536,644	3,019,955	2,968,532	1,477,039
Adjustment to Non-PEO NEO Compensation Footnote	For each year, the values included in columns (c) and (e) for the compensation actually paid to our PEO and the average compensation paid to our non-PEO NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

	2024
Reconciliation of Summary Compensation Totals and Compensation Actual Paid	PEO	Average Non-PEO NEOs

Summary Compensation Table Total (columns (b) and (d))	$12,586,582	$3,129,048
Less Stock Award and Option Award Values Reported in Summary Compensation Table for the Fiscal Year	$7,664,320	$1,411,388
Plus Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at End of Fiscal Year	$13,311,619	$2,356,249
Plus (Less) Change in Fair Value of Equity Awards Granted in Any Prior Year that are Outstanding and Unvested at End of Fiscal Year	$3,781,733	$684,802
Plus Fair Value of Equity Awards Granted and Vested During the Fiscal Year	$0	$0
Plus (Less) Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Fiscal Year	$920,913	$197,228

	2024
Reconciliation of Summary Compensation Totals and Compensation Actual Paid	PEO	Average Non-PEO NEOs

Less Fair Value of Equity Awards Granted in Prior Year that were Forfeited During the Fiscal Year	$0	$0
Plus Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$785,912	$124,463
Compensation Actually Paid	$23,722,439	$5,080,402

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Performance Measures

Period	Change in Compensation Actually Paid to PEO	Change in Average Compensation Actually Paid to Other NEOs	KTB Cumulative TSR	Peer Group Cumulative TSR	Change in KTB GAAP Net Income	Change in KTB Adjusted EPS

2020 to 2024	352%	244%	138%	103%	262%	87%
•Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Cumulative TSR. From 2020 to 2024, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs increased by 352% and 244%, respectively, compared to the Company’s 138% cumulative TSR over the same time period.
•Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Net Income. From 2020 to 2024, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs increased by 352% and 244%, respectively, compared to a 262% increase in our GAAP Net Income over the same time period.
•Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Adjusted EPS. From 2020 to 2024, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs increased by 352% and 244%, respectively, compared to a 87% increase in our Adjusted EPS over the same time period.
•Relationship Between the Company’s TSR and the Peer Group TSR. The cumulative TSR for the Peer Group disclosed in the table above was 103% from 2020 to 2024 as compared to the Company’s TSR, which was 138% over the same time period.

Tabular List, Table

GAAP Revenue (as defined in “Compensation Discussion & Analysis—Components of Total Direct Compensation—Annual Cash Incentives”, described on page 39)
Gross Margin (as defined in “Compensation Discussion & Analysis—Components of Total Direct Compensation—Annual Cash Incentives”, described on page 39)
Operating Income (as defined in “Compensation Discussion & Analysis—Components of Total Direct Compensation—Annual Cash Incentives”, described on page 39)
Adjusted EPS (as defined in “Compensation Discussion & Analysis—Components of Total Direct Compensation—Long-Term Incentive Awards”, described on page 41)

Total Shareholder Return Amount	$ 238.47	169.98	104.55	127.77	98.08
Peer Group Total Shareholder Return Amount	202.59	161.65	130.00	131.74	112.02
Net Income (Loss)	$ 245,802,000	$ 230,994,000	$ 245,493,000	$ 195,423,000	$ 67,923,000
Company Selected Measure Amount | $ / shares	4.89	4.26	4.49	4.28	2.61
PEO Name	Scott H. Baxter	Scott H. Baxter	Scott H. Baxter	Scott H. Baxter	Scott H. Baxter
Measure:: 4
Pay vs Performance Disclosure
Non-GAAP Measure Description
2.The Company has identified Adjusted EPS as the company-selected measure for the pay versus performance disclosure, representing the most important financial performance measure used to link compensation actually paid to the PEO and the other NEOs in 2024 to the Company's performance. See “Appendix A-Supplemental Financial Information” at the end of this document for a reconciliation to the most directly comparable GAAP measure.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,664,320)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,311,619
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,781,733
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	920,913
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 785,912
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	GAAP Revenue
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Gross Margin
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Operating Income
Non-PEO NEO | Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,411,388
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,356,249
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	684,802
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	197,228
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 124,463